Due to Related Parties	12 Months Ended
Feb. 29, 2012
Due to Related Parties [Abstract]
Due to Related Parties

7.	Due to Related Parties

Amounts due to related parties are unsecured, non-interest bearing and have no fixed terms of repayment. During the year ended February 29, 2012, imputed interest at 15%, totalling $55,944 (2011 - $55,536) was charged to operations and treated as donated capital (Note 11). As at February 29, 2012, amounts due to related parties consist of advances or repayments to the President, Chief Executive Officer (“CEO”) and shareholder of the Company and/or companies controlled by the President, CEO and shareholder of the Company.

	February 28, 2011	Advances (Repayment)	February 29, 2012
	$	$	$

Reg Technologies Inc.	-	1,317	1,317
Minewest Silver and Gold Inc.	-	1,189	1,189
JGR Petroleum, Inc.	116,977	-	116,977
John Robertson	10,290	17,820	28,110
KLR Petroleum Ltd.	22,713	106,839	129,552
SMR Investments Ltd.	81,450	30,000	111,450
Teryl Resources Corp.*	74,946	(67,429)	7,517

	306,376	89,736	396,112

* During March, 2012 Teryl Resources Corp. and the Company agreed to apply the balance owed by the Company of $7,517 towards the minimum exploration budget of $500,000 specified by the Fish Creek Option Agreement (Note 5).